Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 04, 2016
Registrant Name	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	0000909427
Amendment Flag	false
Document Creation Date	Nov. 04, 2016
Document Effective Date	Nov. 04, 2016
Prospectus Date	Oct. 01, 2016
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	LTXBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
TAX EXEMPT BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	TEBFX
TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX